Employee Benefit Plan (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Plan [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ 0.2	$ 0.6	$ 0.1	$ 0.4	$ 0.5	$ 0.6
Basic Salary Of Each Complted Year Of Services				15 days	15 days